Provisions	12 Months Ended
Dec. 31, 2021
Provisions [Abstract]
Provisions

20. Provisions

Dilapidation provisions
£’000

At December 31, 2019	582

Acquisition of a subsidiary	1,820
Recognized during the year	961

At December 31, 2020	3,363

Acquisition of subsidiaries	3,549
Recognized during the year	1,073

At December 31, 2021	7,985

Current	-
Non-current	7,985

The dilapidation provisions relate to the expected reinstatement costs of leased office buildings, collection centers and vehicles back to the conditions required by the lease. Cash outflows associated with the dilapidation provision are to be incurred at the end of the relevant lease term, between 4 and 20 years.